Lease Liabilities and Commitment	12 Months Ended
Dec. 31, 2023
Lease Liabilities and Commitment [Abstract]
Lease liabilities and commitment

Note 16 — Lease liabilities and commitment

The Group entered into lease agreements for the arena and athlete housing with expiration dates ranging from 2024 to 2039. The lease terms were between 2 to 16 years. In addition, the majority of the lease amounts is due to the acquisition of UYBA, where the Group has a lease on the arena through 2039.

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	December 31, 2023	December 31, 2022
	EUR	EUR
Less than 1 year	185,738	82,666
1 to 3 years	162,949	144,273
More than 3 years	575,955	85,289
Total undiscounted cash flow	924,642	312,228
Less: interest to be paid	215,720	4,818
	708,922	307,410